Discontinued operations - Assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 04, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets other than goodwill	€ 146,354	€ 60,103		€ 67,565
Other non-current assets	5,778	2,473		11,343
Trade and other receivables	40,429	111,337		148,418
Cash and cash equivalents				7,884
Other current assets	23,307	9,945		11,917
Total assets				23,406
Non-current lease liabilities	14,692	19,655		23,035
Other non-current liabilities	8,226	7,135		8,096
Trade and other liabilities	148,675	137,622		175,550
Current lease liabilities	€ 7,209	€ 7,204		6,401
Total liabilities				€ (8,917)
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets other than goodwill			€ 21
Property, plant and equipment			10,050
Other non-current assets			160
Trade and other receivables			4,428
Cash and cash equivalents			7,884
Other current assets			863
Total assets			23,406
Non-current lease liabilities			4,115
Other non-current liabilities			70
Trade and other liabilities			4,479
Current lease liabilities			727
Income tax payable			356
Total liabilities			(9,747)
Net assets disposed of			€ 13,658